SCHEDULE OF RECONCILIATION OF CARRYING AMOUNTS OF INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Cost, Balance	$ 4,463	$ 3,933
Measurement Period Adjustment		530
Additions	25
Cost, Balance	4,488	4,463
Accumulated Depreciation, Balance	1,021	225
Amortization	892	796
Accumulated Depreciation, Balance	1,913	1,021
Carrying Amounts, Balance	$ 2,575	$ 3,442